Inventories	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Inventories
11.	INVENTORIES

	December 31
	2022	2023
	NT$	NT$	US$ (Note 4)

Finished goods	$12,628,314	$9,885,674	$322,850
Work in process	8,821,890	5,974,884	195,130
Raw materials	61,672,903	39,583,038	1,292,718
Supplies	3,344,968	3,128,957	102,187
Raw materials and supplies in transit	869,400	1,033,635	33,757

	$87,337,475	$59,606,188	$1,946,642

The cost of inventories recognized as operating costs for the years ended December 31, 2021, 2022 and 2023 were NT$458,345,579 thousand, NT$534,314,001 thousand and NT$488,429,585 thousand (US$15,951,325 thousand), respectively, which included write-downs of inventories at NT$647,946 thousand, NT$2,031,485 thousand and NT$3,389,936 thousand (US$110,710 thousand), respectively.